Cash and Cash Equivalents: (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 39,649,888	$ 1,122,542
Cash held in trust	88,500,000
Money market funds	9,522,830	34,624,507
Total	$ 137,672,718	$ 35,747,049